LEASES (Tables)	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments as of December 31, 2021 are as follows:

December 31,	In thousands
2022	$4,972
2023	5,103
2024	5,196
2025	5,284
2026	5,363
Thereafter	86,213
Total undiscounted operating lease payments	112,131
Less: Imputed interest	(52,796)
Present value of total operating leases	$59,335
Future minimum lease payments as of March 31, 2022 are as follows:

In thousands
Remainder of 2022	$3,760
2023	5,102
2024	5,196
2025	5,284
2026	5,363
Thereafter	86,214
Total undiscounted operating lease payments	110,919
Less: Imputed interest	(51,810)
Present value of total operating leases	$59,109